NON-CASH TRANSACTIONS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Cash Transactions [abstract]
Right of use assets and lease liabilities	$ 71,084	$ 2,160,014	$ 347,192
Acquisition of financed property, plant and equipment	348,246	5,259,641	9,566,122
Delivery of shares – benefit plans	$ 182,372	$ 197,242	$ 241,855